UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    08/16/10
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:  $ 43,799K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
ABOVENET INC.                     com      00374N107    943,600.00      20,000  sole                               20,000
APPLE, INC.                       com      037833100  2,515,300.00      10,000  sole                               10,000
CALGON CARBON CORPORATION         com      129603106  2,553,996.00     192,900  sole                              192,900
DARLING INTERNATIONAL INC.        com      237266101  1,126,500.00     150,000  sole                              150,000
DIAMOND OFFSHORE DRILLING, INC.   com      25271C102  1,243,800.00      20,000  sole                               20,000
DIRECTV GROUP, INC (THE)          com      25490A101  1,696,000.00      50,000  sole                               50,000
EMC CORPORATION MASS              com      268648102  2,470,500.00     135,000  sole                              135,000
ENERGY XXI (BERMUDA) LTD          com      G10082140  1,578,000.00     100,000  sole                              100,000
ENTROPIC COMMUNICATIONS, INC.     com      29384R105  1,902,000.00     300,000  sole                              300,000
LEAR CORPORATION                  com      521865204  3,310,000.00      50,000  sole                               50,000
LIBERTY MEDIA HLDG CORP           com      53071M708  1,555,200.00      30,000  sole                               30,000
LYONDELLBASELL INDUSTRS AF        com      N53745100  2,018,750.00     125,000  sole                              125,000
MCDERMOTT INTL                    com      580037109  1,137,150.00      52,500  sole                               52,500
MCMORAN EXPLORATION INC           com      582411104  1,388,750.00     125,000  sole                              125,000
OMNIVISION TECHNOLOGIES INC       com      682128103  1,822,400.00      85,000  sole                               85,000
OUTDOOR CHANNEL HLDGS INC         com      690027206    983,973.67     210,701  sole                              210,701
PENNYMAC MTG INVT TR              com      70931T103  1,192,500.00      75,000  sole                               75,000
PLAYBOY ENTERPRISES INC           com      728117300  3,556,303.80     846,739  sole                              846,739
SPDR S&P 500 ETF                  com      78462F103  3,612,700.00      35,000  sole                               35,000
TRANSATLANTIC PETROLEUM LTD       com      G89982105  3,563,397.00   1,124,100  sole                            1,124,100
TRIQUINT SEMICONDUCTOR INC        com      89674K103    427,700.00      70,000  sole                               70,000
ULTRA CLEAN HOLDINGS, INC.        com      90385V107  2,134,473.00     250,525  sole                              250,525
W.R. GRACE & CO                   com      38388F108  1,052,000.00      50,000  sole                               50,000
WASHINGTON MUTUAL, INC.           com      939322103     14,025.00      85,000  sole                               85,000